Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	$ 3,831	$ 1,118	$ 6,323	$ 3,869	$ 8,742	$ (8,858)
Other comprehensive income (loss):
Fair value change in derivative, net of income tax provision (benefit) of $62 and $(96) for the quarter and six months ended December 31, 2012, respectively	144		(224)
Redeemable noncontrolling interest						(5,740)
Cumulative translation adjustment	(315)	4,662	2,930	(5,376)	(5,566)	11,379
Total comprehensive income (loss)	3,660	5,780	9,029	(1,507)	3,176	(3,219)
Comprehensive loss (gain) allocated to noncontrolling interests	(1,996)	(3,338)	(4,912)	2,464	342	(6,021)
Comprehensive income (loss) allocable to General Finance Corporation stockholders	$ 1,664	$ 2,442	$ 4,117	$ 957	$ 3,518	$ (9,240)